UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23840

Fidelity Cherry Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Hedged Equity Central Fund

Annual Report
January 31, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2024	Past 1 year	Life of Fund A
Fidelity® Hedged Equity Central Fund	14.02%	14.86%

A   From January 17, 2023
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Hedged Equity Central Fund, on January 17, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 20.82% for the 12 months ending January 31, 2024, according to the S&P 500® index, as a slowing in the pace of inflation and resilient late-cycle expansion of the U.S. economy provided a favorable backdrop for higher-risk assets for much of the period. The upturn was driven by a narrow set of firms in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and four times deciding to hold rates at a 22-year high while it observes inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% through year-end. The index added 1.68% in January, finishing the period just shy of a record close set on January 29. By sector for the full 12 months, tech (+53%) and communication services (+43%) led the way, followed by consumer discretionary (+20%). Industrials rose about 13% and the rate-sensitive financials sector gained 10%. In sharp contrast, utilities (-8%) and energy (-4%) lagged most, with the latter hampered by lower oil prices. Real estate (-2%) and materials (-1%) also lost ground.
Comments from Co-Portfolio Managers Eric Granat, Mitch Livstone and Zach Dewhirst:
For the year ending January 31, 2024, the fund gained approximately 14%, about in line with the 14.80% return for the CBOE S&P 500 5% Put Protection Index and underperforming the 20.82% advance of the broad-based S&P 500 Index. The fund's slight underperformance relative to its supplemental benchmark, CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period. The fund's relative underperformance against the S&P 500 Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market. However, during the volatile month of October, the fund's defensive allocation to put options reduced unwanted exposure to market downside and dampened overall portfolio volatility.
Note to Shareholders:
On November 30, 2023, the Cboe S&P 500 5% Put Protection Index was added as a supplemental benchmark. This benchmark better reflects the fund's hedged S&P 500 strategy and will help investors assess fund performance. The Cboe S&P 500 5% Put Protection Index is designed to track the performance of a hypothetical risk-management strategy that consists of a long position indexed to the S&P 500 Index and a long position in the monthly 5% Out-of-the-Money SPX Put options.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.3
Apple, Inc.	6.7
NVIDIA Corp.	3.8
Alphabet, Inc. Class A	3.8
Amazon.com, Inc.	3.4
Meta Platforms, Inc. Class A	2.1
Berkshire Hathaway, Inc. Class B	2.0
JPMorgan Chase & Co.	1.5
Broadcom, Inc.	1.4
UnitedHealth Group, Inc.	1.4
33.4

Market Sectors (% of Fund's net assets)

Information Technology	29.3
Financials	13.0
Health Care	12.3
Consumer Discretionary	9.9
Communication Services	8.6
Industrials	8.1
Consumer Staples	6.0
Energy	3.7
Utilities	2.4
Real Estate	2.3
Materials	2.1
Investment Companies	1.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.8%
Frontier Communications Parent, Inc. (a)	5,494	135,317
Iridium Communications, Inc.	1,622	58,814
Verizon Communications, Inc.	75,673	3,204,752
		3,398,883
Entertainment - 1.3%
Liberty Media Corp. Liberty Formula One Class A	2,006	122,547
Madison Square Garden Sports Corp. (a)	520	96,252
Netflix, Inc. (a)	4,781	2,697,010
Spotify Technology SA (a)	506	108,967
The Walt Disney Co.	25,173	2,417,867
TKO Group Holdings, Inc.	1,165	97,499
		5,540,142
Interactive Media & Services - 5.9%
Alphabet, Inc. Class A (a)	120,043	16,818,024
IAC, Inc. (a)	1,189	59,700
Meta Platforms, Inc. Class A	24,253	9,462,065
Pinterest, Inc. Class A (a)	2,985	111,848
		26,451,637
Media - 0.6%
Comcast Corp. Class A	52,500	2,443,350
Liberty Media Corp. Liberty SiriusXM Class A	4,303	130,768
Nexstar Media Group, Inc. Class A	704	125,108
The Trade Desk, Inc. (a)	959	65,624
		2,764,850
TOTAL COMMUNICATION SERVICES		38,155,512
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.1%
Autoliv, Inc.	1,198	128,330
Gentex Corp.	3,456	114,497
Lear Corp.	1,347	179,016
Visteon Corp. (a)	526	60,643
		482,486
Automobiles - 1.4%
Ford Motor Co.	74,450	872,554
Rivian Automotive, Inc. (a)	2,263	34,647
Tesla, Inc. (a)	29,808	5,582,740
		6,489,941
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	97,682	15,160,246
Distributors - 0.2%
Genuine Parts Co.	4,325	606,495
LKQ Corp.	9,905	462,266
		1,068,761
Diversified Consumer Services - 0.1%
H&R Block, Inc.	2,363	110,683
Service Corp. International	3,120	209,414
		320,097
Hotels, Restaurants & Leisure - 2.0%
Aramark	6,380	185,530
Booking Holdings, Inc. (a)	414	1,452,093
Boyd Gaming Corp.	4,721	299,736
Choice Hotels International, Inc. (b)	1,493	180,832
Churchill Downs, Inc.	1,524	184,358
Domino's Pizza, Inc.	1,226	522,546
Doordash, Inc. (a)	1,296	135,043
Draftkings Holdings, Inc. (a)	1,725	67,361
Hyatt Hotels Corp. Class A	2,428	311,682
Light & Wonder, Inc. Class A (a)	2,222	178,604
Marriott Vacations Worldwide Corp.	1,000	83,890
McDonald's Corp.	11,591	3,392,918
MGM Resorts International (a)	9,028	391,544
Penn Entertainment, Inc. (a)	3,158	71,213
Planet Fitness, Inc. (a)	1,130	76,569
Texas Roadhouse, Inc. Class A	3,238	407,081
Vail Resorts, Inc.	602	133,644
Wendy's Co.	9,524	181,718
Wingstop, Inc.	500	140,555
Wyndham Hotels & Resorts, Inc.	2,087	162,640
Wynn Resorts Ltd.	2,321	219,172
		8,778,729
Household Durables - 0.4%
Leggett & Platt, Inc.	3,632	84,299
NVR, Inc. (a)	142	1,004,691
Taylor Morrison Home Corp. (a)	1,612	84,050
Tempur Sealy International, Inc.	3,872	193,174
Toll Brothers, Inc.	2,966	294,672
TopBuild Corp. (a)	322	118,860
		1,779,746
Specialty Retail - 1.9%
AutoNation, Inc. (a)	926	129,325
Burlington Stores, Inc. (a)	839	160,375
Five Below, Inc. (a)	422	75,732
Floor & Decor Holdings, Inc. Class A (a)	1,242	124,896
Gap, Inc.	3,638	67,994
Lithia Motors, Inc. Class A (sub. vtg.)	433	127,670
Murphy U.S.A., Inc.	563	198,469
Penske Automotive Group, Inc.	1,259	186,798
RH (a)	543	137,640
Ross Stores, Inc.	9,732	1,365,205
The Home Depot, Inc.	13,938	4,919,556
Ulta Beauty, Inc. (a)	1,288	646,640
Valvoline, Inc. (a)	2,581	94,181
Williams-Sonoma, Inc.	651	125,897
		8,360,378
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	15,753	1,599,402
Ralph Lauren Corp.	2,365	339,780
		1,939,182
TOTAL CONSUMER DISCRETIONARY		44,379,566
CONSUMER STAPLES - 6.0%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	11,658	640,024
Keurig Dr. Pepper, Inc.	33,849	1,064,213
PepsiCo, Inc.	19,348	3,260,718
The Coca-Cola Co.	54,812	3,260,766
		8,225,721
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	5,117	108,583
BJ's Wholesale Club Holdings, Inc. (a)	2,514	161,751
Casey's General Stores, Inc.	710	192,666
Costco Wholesale Corp.	5,212	3,621,715
Performance Food Group Co. (a)	1,787	129,879
Target Corp.	8,018	1,115,143
U.S. Foods Holding Corp. (a)	3,470	159,655
Walmart, Inc.	17,078	2,822,140
		8,311,532
Food Products - 0.8%
Campbell Soup Co.	17,040	760,495
Darling Ingredients, Inc. (a)	1,242	53,779
Flowers Foods, Inc.	7,214	164,479
Ingredion, Inc.	830	89,283
Kellanova	22,031	1,206,418
Post Holdings, Inc. (a)	3,185	295,791
The Hershey Co.	6,533	1,264,397
		3,834,642
Household Products - 1.5%
Colgate-Palmolive Co.	23,482	1,977,184
Procter & Gamble Co.	29,210	4,590,059
		6,567,243
TOTAL CONSUMER STAPLES		26,939,138
ENERGY - 3.7%
Energy Equipment & Services - 0.4%
Championx Corp.	3,199	87,685
Schlumberger Ltd.	21,875	1,065,313
TechnipFMC PLC	5,857	113,274
Valaris Ltd. (a)	1,583	97,940
Weatherford International PLC (a)	1,340	119,997
		1,484,209
Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream GP LP	10,354	126,733
Antero Resources Corp. (a)	4,004	89,449
Cheniere Energy, Inc.	1,353	221,878
Chesapeake Energy Corp.	1,271	98,007
Chevron Corp.	24,808	3,657,443
Chord Energy Corp.	1,024	157,450
CNX Resources Corp. (a)	4,621	93,344
Diamondback Energy, Inc.	7,777	1,195,636
DT Midstream, Inc.	1,514	81,287
Exxon Mobil Corp.	54,055	5,557,395
Kinder Morgan, Inc.	75,841	1,283,230
Marathon Oil Corp.	37,361	853,699
Matador Resources Co.	2,760	151,496
Murphy Oil Corp.	5,123	198,260
Occidental Petroleum Corp.	12,288	707,420
Ovintiv, Inc.	4,384	185,969
Range Resources Corp.	3,362	97,632
Southwestern Energy Co. (a)	13,072	84,314
		14,840,642
TOTAL ENERGY		16,324,851
FINANCIALS - 13.0%
Banks - 3.0%
Bank of America Corp.	112,010	3,809,460
Bank OZK	2,157	97,302
BOK Financial Corp.	953	79,900
Columbia Banking Systems, Inc.	4,962	100,034
Commerce Bancshares, Inc.	2,216	115,498
Cullen/Frost Bankers, Inc.	1,057	112,169
First Citizens Bancshares, Inc.	63	95,130
First Horizon National Corp.	8,410	119,758
JPMorgan Chase & Co.	38,326	6,682,521
New York Community Bancorp, Inc.	8,871	57,395
Old National Bancorp, Indiana	5,060	83,338
Pinnacle Financial Partners, Inc.	2,432	214,940
Prosperity Bancshares, Inc.	2,097	134,019
Synovus Financial Corp.	2,693	101,418
U.S. Bancorp	31,626	1,313,744
Wintrust Financial Corp.	1,716	166,418
		13,283,044
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	559	83,202
Ameriprise Financial, Inc.	3,029	1,171,708
Ares Management Corp.	3,168	384,849
Blackstone, Inc.	10,635	1,323,526
Carlyle Group LP	5,980	239,320
Charles Schwab Corp.	19,420	1,221,906
Evercore, Inc. Class A	1,369	235,098
Franklin Resources, Inc.	17,677	470,739
Houlihan Lokey	781	93,548
Interactive Brokers Group, Inc.	1,926	170,933
Jefferies Financial Group, Inc.	6,412	261,353
KKR & Co. LP	4,400	380,952
Lazard, Inc. Class A	2,432	94,799
LPL Financial	551	131,794
Morgan Stanley	23,830	2,078,929
SEI Investments Co.	3,077	194,589
Stifel Financial Corp.	2,322	169,390
Virtu Financial, Inc. Class A	4,166	69,947
		8,776,582
Consumer Finance - 0.5%
Ally Financial, Inc.	6,449	236,549
American Express Co.	9,546	1,916,264
OneMain Holdings, Inc.	1,797	85,537
SLM Corp.	5,017	99,738
		2,338,088
Financial Services - 5.2%
Apollo Global Management, Inc.	2,581	259,132
Berkshire Hathaway, Inc. Class B (a)	22,669	8,699,002
Block, Inc. Class A (a)	1,122	72,941
Equitable Holdings, Inc.	7,290	238,310
Fidelity National Information Services, Inc.	10,442	650,119
FleetCor Technologies, Inc. (a)	2,212	641,325
MasterCard, Inc. Class A	11,886	5,339,548
PayPal Holdings, Inc. (a)	15,640	959,514
Visa, Inc. Class A	21,908	5,986,580
Voya Financial, Inc.	2,538	183,675
WEX, Inc. (a)	435	88,910
		23,119,056
Insurance - 2.2%
AFLAC, Inc.	17,528	1,478,312
American Financial Group, Inc.	1,997	240,439
Arch Capital Group Ltd. (a)	9,422	776,655
Arthur J. Gallagher & Co.	7,770	1,803,883
Fidelity National Financial, Inc.	3,558	178,007
Loews Corp.	11,950	870,677
Markel Group, Inc. (a)	231	345,906
Old Republic International Corp.	5,974	167,511
Prudential Financial, Inc.	16,905	1,773,842
Reinsurance Group of America, Inc.	620	107,812
RenaissanceRe Holdings Ltd.	465	106,406
Unum Group	2,118	102,384
W.R. Berkley Corp.	13,492	1,104,725
Willis Towers Watson PLC	3,095	762,299
		9,818,858
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp. (b)	11,635	110,300
Annaly Capital Management, Inc.	8,177	156,917
Rithm Capital Corp.	16,597	177,588
Starwood Property Trust, Inc.	18,997	386,209
		831,014
TOTAL FINANCIALS		58,166,642
HEALTH CARE - 12.3%
Biotechnology - 2.1%
AbbVie, Inc.	21,369	3,513,064
Alnylam Pharmaceuticals, Inc. (a)	588	101,671
BioMarin Pharmaceutical, Inc. (a)	2,307	203,201
Exelixis, Inc. (a)	3,676	79,990
Gilead Sciences, Inc.	21,701	1,698,320
Moderna, Inc. (a)	5,185	523,944
Neurocrine Biosciences, Inc. (a)	1,075	150,253
Regeneron Pharmaceuticals, Inc. (a)	1,653	1,558,415
Sarepta Therapeutics, Inc. (a)	690	82,103
United Therapeutics Corp. (a)	418	89,778
Vertex Pharmaceuticals, Inc. (a)	3,053	1,323,109
		9,323,848
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	24,220	2,740,493
Align Technology, Inc. (a)	1,245	332,813
Boston Scientific Corp. (a)	36,875	2,332,713
DexCom, Inc. (a)	5,534	671,551
Envista Holdings Corp. (a)	2,567	60,325
GE Healthcare Holding LLC	8,179	600,011
Globus Medical, Inc. (a)	2,275	120,097
Haemonetics Corp. (a)	1,381	105,591
Hologic, Inc. (a)	9,261	689,389
ICU Medical, Inc. (a)	555	50,799
Inspire Medical Systems, Inc. (a)	239	50,398
Intuitive Surgical, Inc. (a)	4,202	1,589,280
Masimo Corp. (a)	567	73,109
Penumbra, Inc. (a)	324	81,710
ResMed, Inc.	4,103	780,391
Shockwave Medical, Inc. (a)	567	128,284
The Cooper Companies, Inc.	1,785	665,859
		11,072,813
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	1,589	130,520
Centene Corp. (a)	11,484	864,860
Chemed Corp.	280	165,981
CVS Health Corp.	21,810	1,622,010
DaVita, Inc. (a)	1,835	198,474
Encompass Health Corp.	1,534	108,975
HCA Holdings, Inc.	4,821	1,469,923
Humana, Inc.	2,682	1,013,957
Tenet Healthcare Corp. (a)	1,136	93,993
UnitedHealth Group, Inc.	11,959	6,119,899
		11,788,592
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	916	189,988
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (a)	6,031	138,653
Bruker Corp.	1,038	74,227
Danaher Corp.	8,901	2,135,439
ICON PLC (a)	632	164,870
Medpace Holdings, Inc. (a)	504	146,956
QIAGEN NV	4,676	204,154
Thermo Fisher Scientific, Inc.	5,092	2,744,486
		5,608,785
Pharmaceuticals - 3.8%
Eli Lilly & Co.	9,106	5,878,925
Jazz Pharmaceuticals PLC (a)	781	95,844
Johnson & Johnson	31,775	5,049,048
Merck & Co., Inc.	32,855	3,968,227
Pfizer, Inc.	65,676	1,778,506
Royalty Pharma PLC	5,723	162,476
		16,933,026
TOTAL HEALTH CARE		54,917,052
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	1,504	122,546
Curtiss-Wright Corp.	567	126,197
HEICO Corp.	1,632	293,091
Howmet Aerospace, Inc.	17,450	981,737
Lockheed Martin Corp.	4,719	2,026,386
RTX Corp.	21,200	1,931,744
The Boeing Co. (a)	7,404	1,562,540
Woodward, Inc.	843	116,140
		7,160,381
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (a)	1,379	74,990
United Parcel Service, Inc. Class B	15,775	2,238,473
		2,313,463
Building Products - 0.5%
Advanced Drain Systems, Inc.	671	87,512
Allegion PLC (b)	5,076	628,866
Builders FirstSource, Inc. (a)	2,154	374,214
Carlisle Companies, Inc.	1,067	335,315
Fortune Brands Innovations, Inc.	2,969	230,365
Lennox International, Inc.	798	341,672
Owens Corning	1,644	249,115
Trex Co., Inc. (a)	1,799	146,583
		2,393,642
Commercial Services & Supplies - 0.9%
Cintas Corp.	3,088	1,866,912
Clean Harbors, Inc. (a)	581	97,585
RB Global, Inc.	1,651	105,614
Republic Services, Inc.	9,681	1,656,613
Tetra Tech, Inc.	1,342	212,278
		3,939,002
Construction & Engineering - 0.1%
AECOM	2,242	197,722
EMCOR Group, Inc.	514	117,249
Willscot Mobile Mini Holdings (a)	1,814	85,802
		400,773
Electrical Equipment - 0.4%
AMETEK, Inc.	7,337	1,188,961
nVent Electric PLC	4,464	268,019
Regal Rexnord Corp.	1,002	133,727
Sensata Technologies, Inc. PLC	3,489	126,197
		1,716,904
Ground Transportation - 0.9%
J.B. Hunt Transport Services, Inc.	4,045	812,964
Knight-Swift Transportation Holdings, Inc. Class A	5,125	294,073
Landstar System, Inc.	1,989	381,331
Ryder System, Inc.	1,194	135,603
Saia, Inc. (a)	444	200,058
Uber Technologies, Inc. (a)	29,158	1,903,143
XPO, Inc. (a)	1,524	130,211
		3,857,383
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	13,457	2,721,813
Machinery - 1.8%
AGCO Corp.	639	78,169
Caterpillar, Inc.	7,680	2,306,381
CNH Industrial NV	5,323	63,876
Donaldson Co., Inc.	1,212	78,283
Dover Corp.	9,297	1,392,505
Graco, Inc.	3,883	331,220
IDEX Corp.	3,913	827,600
ITT, Inc.	1,838	221,994
Lincoln Electric Holdings, Inc.	1,379	306,441
Middleby Corp. (a)	1,714	241,794
Oshkosh Corp.	938	103,274
PACCAR, Inc.	13,006	1,305,672
Timken Co.	1,367	111,971
Toro Co.	759	70,192
Watts Water Technologies, Inc. Class A	661	130,885
Westinghouse Air Brake Tech Co.	4,758	626,010
		8,196,267
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	37,750	537,183
United Airlines Holdings, Inc. (a)	6,583	272,405
		809,588
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	2,201	309,835
CACI International, Inc. Class A (a)	455	156,397
Clarivate PLC (a)(b)	8,096	72,378
Genpact Ltd.	2,850	102,315
KBR, Inc.	3,176	165,501
Paylocity Holding Corp. (a)	516	81,740
Science Applications International Corp.	1,379	176,043
SS&C Technologies Holdings, Inc.	6,290	383,816
TransUnion	2,273	157,269
		1,605,294
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,816	75,927
Ferguson PLC	2,381	447,295
GATX Corp.	1,100	134,915
MSC Industrial Direct Co., Inc. Class A	783	77,266
SiteOne Landscape Supply, Inc. (a)	447	69,084
Watsco, Inc.	492	192,362
WESCO International, Inc.	647	112,267
		1,109,116
TOTAL INDUSTRIALS		36,223,626
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 0.8%
Ciena Corp. (a)	2,136	113,208
Cisco Systems, Inc.	66,220	3,322,920
Ubiquiti, Inc. (b)	435	54,697
		3,490,825
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	18,885	1,909,274
Arrow Electronics, Inc. (a)	1,318	146,496
TD SYNNEX Corp.	1,444	144,371
		2,200,141
IT Services - 1.6%
Accenture PLC Class A	8,567	3,117,360
Amdocs Ltd.	1,983	181,801
Cloudflare, Inc. (a)	1,751	138,417
Cognizant Technology Solutions Corp. Class A	11,234	866,366
GoDaddy, Inc. (a)	2,426	258,757
IBM Corp.	13,349	2,451,677
MongoDB, Inc. Class A (a)	216	86,512
Snowflake, Inc. (a)	494	96,646
Twilio, Inc. Class A (a)	1,695	119,209
		7,316,745
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. (a)	20,132	3,375,935
Amkor Technology, Inc.	2,607	82,538
Broadcom, Inc.	5,294	6,246,920
Cirrus Logic, Inc. (a)	1,635	126,222
Entegris, Inc.	2,687	316,260
GlobalFoundries, Inc. (a)	1,189	65,371
Intel Corp.	51,453	2,216,595
Lam Research Corp.	3,007	2,481,286
Lattice Semiconductor Corp. (a)	2,772	168,704
MACOM Technology Solutions Holdings, Inc. (a)	940	81,056
Micron Technology, Inc.	18,116	1,553,447
MKS Instruments, Inc.	1,557	165,743
NVIDIA Corp.	27,388	16,851,015
Onto Innovation, Inc. (a)	953	153,910
Power Integrations, Inc.	1,713	128,406
Qualcomm, Inc.	16,197	2,405,416
Rambus, Inc. (a)	1,991	136,443
Skyworks Solutions, Inc.	7,933	828,681
Synaptics, Inc. (a)	896	95,702
Teradyne, Inc.	7,647	738,624
Universal Display Corp.	759	128,855
Wolfspeed, Inc. (a)	930	30,272
		38,377,401
Software - 11.1%
Adobe, Inc. (a)	5,201	3,213,074
Atlassian Corp. PLC (a)	551	137,623
Bentley Systems, Inc. Class B	1,465	73,836
Bill Holdings, Inc. (a)	1,026	80,079
Crowdstrike Holdings, Inc. (a)	1,041	304,493
Datadog, Inc. Class A (a)	916	113,987
DocuSign, Inc. (a)	2,042	124,399
Dolby Laboratories, Inc. Class A	812	67,542
Dropbox, Inc. Class A (a)	7,643	242,130
Dynatrace, Inc. (a)	2,089	119,073
Five9, Inc. (a)	957	72,598
Guidewire Software, Inc. (a)	1,143	127,650
HubSpot, Inc. (a)	392	239,512
Intuit, Inc.	3,374	2,130,107
Manhattan Associates, Inc. (a)	1,204	292,042
Microsoft Corp.	81,553	32,423,837
Oracle Corp.	20,303	2,267,845
Palantir Technologies, Inc. (a)	5,647	90,860
Palo Alto Networks, Inc. (a)	4,261	1,442,391
Qualys, Inc. (a)	761	143,958
Salesforce, Inc. (a)	11,008	3,094,239
ServiceNow, Inc. (a)	2,597	1,987,744
Splunk, Inc. (a)	870	133,432
Unity Software, Inc. (a)	1,720	55,728
Workday, Inc. Class A (a)	987	287,286
Zoom Video Communications, Inc. Class A (a)	1,910	123,405
Zscaler, Inc. (a)	769	181,230
		49,570,100
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	162,754	30,011,838
TOTAL INFORMATION TECHNOLOGY		130,967,050
MATERIALS - 2.1%
Chemicals - 1.5%
Ashland, Inc.	1,302	121,893
Axalta Coating Systems Ltd. (a)	8,795	285,134
Celanese Corp. Class A	4,666	682,589
Dow, Inc.	22,755	1,219,668
Eastman Chemical Co.	5,988	500,297
Element Solutions, Inc.	4,229	94,011
Linde PLC	8,010	3,242,688
Olin Corp.	2,218	115,491
RPM International, Inc.	2,634	280,942
Westlake Corp.	808	111,787
		6,654,500
Construction Materials - 0.1%
Eagle Materials, Inc.	1,373	310,682
Containers & Packaging - 0.2%
Aptargroup, Inc.	1,302	169,104
Berry Global Group, Inc.	2,638	172,683
Crown Holdings, Inc.	2,538	224,613
Graphic Packaging Holding Co.	6,113	155,943
Sealed Air Corp.	4,144	143,175
Silgan Holdings, Inc.	1,906	87,562
Sonoco Products Co.	2,169	123,416
		1,076,496
Metals & Mining - 0.3%
Alcoa Corp.	2,850	84,788
Cleveland-Cliffs, Inc. (a)	5,041	101,072
Newmont Corp.	21,681	748,211
Reliance Steel & Aluminum Co.	420	119,876
Royal Gold, Inc.	524	59,940
Southern Copper Corp.	2,162	177,500
United States Steel Corp.	3,334	156,765
		1,448,152
TOTAL MATERIALS		9,489,830
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	1,848	110,159
American Homes 4 Rent Class A	9,352	327,788
American Tower Corp.	7,981	1,561,483
Americold Realty Trust	2,922	80,355
Apartment Income (REIT) Corp.	2,463	80,515
Brixmor Property Group, Inc.	6,508	146,040
Camden Property Trust (SBI)	7,328	687,660
CubeSmart	3,064	132,426
EastGroup Properties, Inc.	828	146,912
Equity Lifestyle Properties, Inc.	4,671	316,180
Federal Realty Investment Trust (SBI)	4,251	432,454
First Industrial Realty Trust, Inc.	2,640	136,013
Gaming & Leisure Properties	8,275	377,754
Healthcare Trust of America, Inc.	5,707	91,940
Healthpeak Properties, Inc.	37,767	698,690
Kite Realty Group Trust	4,293	91,870
Lamar Advertising Co. Class A	1,881	196,903
Medical Properties Trust, Inc. (b)	8,724	27,044
Mid-America Apartment Communities, Inc.	7,741	978,308
NNN (REIT), Inc.	6,053	244,178
Omega Healthcare Investors, Inc.	4,095	118,755
Prologis, Inc.	16,783	2,126,238
Realty Income Corp.	1,781	96,869
Rexford Industrial Realty, Inc.	2,975	156,455
Stag Industrial, Inc.	6,147	227,070
Sun Communities, Inc.	2,281	285,923
WP Carey, Inc.	4,405	272,934
		10,148,916
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	174	30,808
TOTAL REAL ESTATE		10,179,724
UTILITIES - 2.4%
Electric Utilities - 1.2%
Exelon Corp.	38,634	1,344,850
NextEra Energy, Inc.	31,494	1,846,493
OGE Energy Corp.	11,041	367,003
Xcel Energy, Inc.	25,627	1,534,288
		5,092,634
Gas Utilities - 0.0%
National Fuel Gas Co.	1,577	74,371
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	2,618	107,417
Multi-Utilities - 1.1%
Ameren Corp.	18,333	1,275,427
CMS Energy Corp.	23,110	1,320,968
DTE Energy Co.	13,300	1,402,086
NiSource, Inc.	35,796	929,622
		4,928,103
Water Utilities - 0.1%
Essential Utilities, Inc.	9,130	327,402
TOTAL UTILITIES		10,529,927
TOTAL COMMON STOCKS (Cost $381,079,531)		436,272,918

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,464,504	1,464,796
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,038,146	1,038,250
TOTAL MONEY MARKET FUNDS (Cost $2,503,046)		2,503,046

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares S&P 500 Index ETF (Cost $3,952,620)	9,267	4,496,348

Purchased Options - 0.9%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	363	175,897,095	3,100	11/15/24	626,175
S&P 500 Index	Chicago Board Options Exchange	357	172,989,705	4,340	02/16/24	70,508
S&P 500 Index	Chicago Board Options Exchange	343	166,205,795	3,200	12/20/24	770,035
S&P 500 Index	Chicago Board Options Exchange	377	182,681,005	4,490	03/15/24	491,985
S&P 500 Index	Chicago Board Options Exchange	293	141,977,545	3,250	01/17/25	760,335
S&P 500 Index	Chicago Board Options Exchange	345	167,174,925	4,560	04/19/24	1,166,100

						3,885,138
TOTAL PURCHASED OPTIONS (Cost $8,733,473)						3,885,138

For the period, the average monthly notional amount at value for purchased options in the aggregate was $785,313,005.
TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $396,268,670)	447,157,450
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(748,228)
NET ASSETS - 100.0%	446,409,222

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	328,083	367,686,993	366,550,280	106,869	-	-	1,464,796	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	38,662,465	37,624,215	19,744	-	-	1,038,250	0.0%
Total	328,083	406,349,458	404,174,495	126,613	-	-	2,503,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	38,155,512	38,155,512	-	-
Consumer Discretionary	44,379,566	44,379,566	-	-
Consumer Staples	26,939,138	26,939,138	-	-
Energy	16,324,851	16,324,851	-	-
Financials	58,166,642	58,166,642	-	-
Health Care	54,917,052	54,917,052	-	-
Industrials	36,223,626	36,223,626	-	-
Information Technology	130,967,050	130,967,050	-	-
Materials	9,489,830	9,489,830	-	-
Real Estate	10,179,724	10,179,724	-	-
Utilities	10,529,927	10,529,927	-	-

Money Market Funds	2,503,046	2,503,046	-	-

Equity Funds	4,496,348	4,496,348	-	-

Purchased Options	3,885,138	3,885,138	-	-
Total Investments in Securities:	447,157,450	447,157,450	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	3,885,138	0
Total Equity Risk	3,885,138	0
Total Value of Derivatives	3,885,138	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

Financial Statements
Statement of Assets and Liabilities
		January 31, 2024

Assets
Investment in securities, at value (including securities loaned of $995,322) - See accompanying schedule:
Unaffiliated issuers (cost $393,765,624)	$444,654,404
Fidelity Central Funds (cost $2,503,046)	2,503,046

Total Investment in Securities (cost $396,268,670)		$447,157,450
Cash		6
Dividends receivable		284,382
Distributions receivable from Fidelity Central Funds		5,972
Receivable from investment adviser for expense reductions		14,205
Other receivables		345
Total assets		447,462,360
Liabilities
Other affiliated payables	$10,298
Other payables and accrued expenses	4,590
Collateral on securities loaned	1,038,250
Total Liabilities		1,053,138
Net Assets		$446,409,222
Net Assets consist of:
Paid in capital		$405,146,960
Total accumulated earnings (loss)		41,262,262
Net Assets		$446,409,222
Net Asset Value, offering price and redemption price per share ($446,409,222 ÷ 3,909,715 shares)		$114.18
Statement of Operations
		Year ended January 31, 2024
Investment Income
Dividends		$4,660,249
Income from Fidelity Central Funds (including $19,744 from security lending)		126,613
Total Income		4,786,862
Expenses
Custodian fees and expenses	$10,558
Independent trustees' fees and expenses	239,180
Total expenses before reductions	249,738
Expense reductions	(240,456)
Total expenses after reductions		9,282
Net Investment income (loss)		4,777,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,644,369)
Foreign currency transactions	(170)
Total net realized gain (loss)		(9,644,539)
Change in net unrealized appreciation (depreciation) on investment securities		49,614,011
Net gain (loss)		39,969,472
Net increase (decrease) in net assets resulting from operations		$44,747,052
Statement of Changes in Net Assets

	Year ended January 31, 2024	For the period January 17, 2023 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,777,580	$54,857
Net realized gain (loss)	(9,644,539)	-
Change in net unrealized appreciation (depreciation)	49,614,011	1,274,769
Net increase (decrease) in net assets resulting from operations	44,747,052	1,329,626
Distributions to shareholders	(4,612,780)	-

Affiliated share transactions
Proceeds from sales of shares	327,244,655	105,000,000
Reinvestment of distributions	4,612,780	-
Cost of shares redeemed	(31,912,111)	-

Net increase (decrease) in net assets resulting from share transactions	299,945,324	105,000,000
Total increase (decrease) in net assets	340,079,596	106,329,626

Net Assets
Beginning of period	106,329,626	-
End of period	$446,409,222	$106,329,626

Other Information
Shares
Sold	3,108,671	1,050,000
Issued in reinvestment of distributions	42,192	-
Redeemed	(291,148)	-
Net increase (decrease)	2,859,715	1,050,000

Financial Highlights
Fidelity® Hedged Equity Central Fund

Years ended January 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$101.27	$100.00
Income from Investment Operations
Net investment income (loss) B,C	1.67	.05
Net realized and unrealized gain (loss)	12.47	1.22
Total from investment operations	14.14	1.27
Distributions from net investment income	(1.23)	-
Total distributions	(1.23)	-
Net asset value, end of period	$114.18	$101.27
Total Return D,E	14.02%	1.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.08%	.01% H
Expenses net of fee waivers, if any	-% I	.01% H
Expenses net of all reductions	-% I	.01% H
Net investment income (loss)	1.57%	1.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$446,409	$106,330
Portfolio turnover rate J	41%	-% K

AFor the period January 17, 2023 (commencement of operations) through January 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements
For the period ended January 31, 2024

1. Organization.
Fidelity Hedged Equity Central Fund (the Fund) is a fund of Fidelity Cherry Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,700,051
Gross unrealized depreciation	(9,713,351)
Net unrealized appreciation (depreciation)	$54,986,700
Tax Cost	$392,170,750

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$127,635
Capital loss carryforward	$(13,312,384)
Net unrealized appreciation (depreciation) on securities and other investments	$54,447,011

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,381,110)
Long-term	(8,931,274)
Total capital loss carryforward	$(13,312,384)

The tax character of distributions paid was as follows:

	January 31, 2024	January 31, 2023A
Ordinary Income	$4,612,780	$-

A For the period January 17, 2023 (commencement of operations) through January 31, 2023.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Central Fund	409,840,277	125,285,932
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Fund with investment management related services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Hedged Equity Central Fund	$3,401

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Hedged Equity Central Fund	3,204,738	599,906	54,618
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Hedged Equity Central Fund	$1,989	$ -	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .00% of average net assets. Some expenses, for example custodian fees and expenses, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $239,180.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,276.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Cherry Street Trust and the Shareholders of Fidelity Hedged Equity Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Hedged Equity Central Fund (the "Fund"), a fund of Fidelity Cherry Street Trust, including the schedule of investments, as of January 31, 2024, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from January 17, 2023 (commencement of operations) through January 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from January 17, 2023 (commencement of operations) through January 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 10 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. David B. Jones is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's alternative investment funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, high income, and equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Fidelity Diversifying Solutions LLC (FDS) and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FDS, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FDS's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David B. Jones (1962)
Year of Election or Appointment: 2021
Trustee
Chair of the Board of Trustees
Mr. Jones also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Jones served in a variety of positions at Fidelity Investments (1982-2008), retiring as a Senior Vice President. His duties included new product development, serving as a liaison to the board of trustees of various Fidelity® funds, and development of policies and procedures for fund investments in derivatives and complex securities. He also served on the FMR Fair Value Committee, which is responsible for day-to-day valuation activities for various Fidelity® funds
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FDS.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jennifer M. Birmingham (1971)
Year of Election or Appointment: 2021
Trustee
Ms. Birmingham also serves as Trustee of other Fidelity® funds. Ms. Birmingham serves as Managing Director of Princeton University Investment Company (PRINCO) (2010-present). Previously, Ms. Birmingham served in a variety of positions at Deutsche Bank Asset Management (2002-2010), including Managing Director, Global CFO of DB Advisors and Deutsche Insurance Asset Management, Americas CFO of DWS Americas and various legal entities (2005-2010). Prior to Deutsche Bank, Ms. Birmingham was an employee of Investors Bank and Trust Company (1997-2002) and Deloitte & Touche LLP (1993-1997).
Matthew J. Conti (1966)
Year of Election or Appointment: 2021
Trustee
Mr. Conti also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Conti served in a variety of positions at Fidelity Investments, including as a portfolio manager to certain Fidelity® funds (2000-2018) and research analyst (1995-2003). Mr. Conti serves as a member of the Board of Directors of the Rose Kennedy Greenway Conservancy (2021-present).
Tara C. Kenney (1960)
Year of Election or Appointment: 2021
Trustee
Ms. Kenney also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kenney served as Senior Vice President of Boston Common Asset Management (2017-2020). Previously, Ms. Kenney served as Managing Director in a variety of roles for Deutsche Asset Management (2003-2016) as well as Scudder Investments where she was a Portfolio Manager (1995-2003). Currently, Ms. Kenney serves as a Board member for a number of non-profit organizations and academic institutions, including Catholic Charities USA (2017-present) and the Kellogg Institute for International Studies at the University of Notre Dame (2002-present). Ms. Kenney is also an adjunct professor of finance at the University of Notre Dame.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Joseph Benedetti (1965)
Year of Election or Appointment: 2021
Assistant Secretary
Mr. Benedetti also serves as Assistant Secretary of other funds. Mr. Benedetti is a Senior Vice President, Deputy General Counsel (2020-present) and is an employee of Fidelity Investments (2020-present). Mr. Benedetti serves as Assistant Secretary of Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present) and Secretary of certain other Fidelity entities. Previously, Mr. Benedetti served as Secretary of Fidelity Diversifying Solutions LLC (2021-2022). Prior to joining Fidelity, Mr. Benedetti was Assistant General Counsel at Invesco (investment adviser firm, 2019-2020) and Senior Vice President and Managing Counsel at OppenheimerFunds Inc. (investment adviser firm, 2017-2019).
Heather Bonner (1977)
Year of Election or Appointment: 2023
President and Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President or Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2021
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
Nati Davidi (1971)
Year of Election or Appointment: 2021
Assistant Secretary
Ms. Davidi also serves as Assistant Secretary of other funds. Ms. Davidi is a Vice President, Associate General Counsel (2013-present) and is an employee of Fidelity Investments. Previously, Ms. Davidi served as Assistant Secretary of the North Carolina Capital Management Trust (2016-2022).
Jonathan Davis (1968)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2021
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Ksenia Portnoy (1980)
Year of Election or Appointment: 2021
Chief Compliance Officer
Ms. Portnoy also serves as Chief Compliance Officer of other funds. Ms. Portnoy is a Senior Vice President of Asset Management Compliance (2021-present) and is an employee of Fidelity Investments (2021-present). Prior to joining Fidelity, Ms. Portnoy worked in the asset management divisions of Morgan Stanley Investment Management (investment adviser firm, 2020-2021) and Mizuho (investment adviser firm, 2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2021
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Hedged Equity Central Fund	0.0026%
Actual		$ 1,000	$ 1,053.40	$ .01
Hypothetical-B		$ 1,000	$ 1,025.19	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $100,765 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 73% and 83% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 72.87% and 88.41% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.24% and 6.84% of the dividends distributed in March and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Hedged Equity Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to training and managing investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FDS receives fees for providing services to funds that invest in the fund. The Board also noted that FDS bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds it oversees. The Board noted, however, that the profitability information did not include the fund given that the fund did not commence operations until after calendar year 2022, which was the period for the profitability report.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FDS bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds they oversee, whether such funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions.
The Board concluded that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through November 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9907612.101
HEC-ANN-0324

Item 2.

Code of Ethics

As of the end of the period, January 31, 2024, Fidelity Cherry Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Hedged Equity Central Fund (the “Fund”):

Services Billed by Deloitte Entities

January 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Hedged Equity Central Fund	$58,100	$-	$9,700	$1,800

January 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Hedged Equity Central Fund	$31,600	$-	$9,700	$-

A Amounts may reflect rounding.
B Fidelity Hedged Equity Central Fund commenced operations on January 17, 2023.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2024A	January 31, 2023A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Hedged Equity Central Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2024A	January 31, 2023A,B
Deloitte Entities	$1,201,500	$252,300

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Hedged Equity Central Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Cherry Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024